Equity - Schedule of Warrants (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Ending Balance	3,075,470
Outstanding, weighted average exercise price	$ 1.09			$ 24.78	$ 1.78
As Previously Reported
Class of Warrant or Right [Line Items]
Beginning Balance	57,473	48,627
Issued	562,581	8,846
Ending Balance	620,055	57,473	48,627
Weighted average remaining term, issued	4 years 11 months 26 days	5 years
Outstanding, weighted average remaining term	11 years 29 days	2 years 2 months 19 days	2 years 10 months 17 days
Weighted average exercise price,issued	$ 15.25	$ 11.00
Outstanding, weighted average exercise price	$ 14.61	$ 8.38	$ 7.90
Outstanding, average intrinsic value	$ 22,127,594
Average intrinsic value,issued	$ 20,112,271